Related party transactions - President, CEO (Details) - Rajeev Suri - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Base salary / fee	€ 1,050,000	€ 1,049,044	€ 1,000,000
Cash incentive payments	997,369	780,357	1,922,195
Share-based payment expenses	2,606,613	5,296,960	4,604,622
Pension expenses	338,787	469,737	491,641
Total	€ 4,992,769	€ 7,596,098	€ 8,018,458